Deferred Acquisition Costs and Deferred Sales Inducements - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance [Abstract]
Decrease in deferred acquisition costs	$ (221)	$ 60
Short-term investment, expected return over eight years	7.15%	7.15%
Short-term investment, expected return, cap	15.00%	15.00%
Short-term investment, expected return, floor	0.00%	0.00%
Short-term investment, expected return over five years	7.15%	7.15%
Write-off of deferred acquisition costs			$ 626
Write-off of deferred sales inducement costs			$ 138